Fair Value Measurements - Summary of Fair Value Measurements (Detail) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Assets:
Marketable securities held in Trust Account		$ 414,228,281
Fair Value, Inputs, Level 1 [Member] | Public Warrant [Member]
Liabilities:
Warrant Liability	$ 17,990,000	35,604,000
Fair Value, Inputs, Level 3 [Member]
Liabilities:
FPA Liability	1,650,000	4,225,000
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrant [Member]
Liabilities:
Warrant Liability	$ 15,111,600	$ 17,990,000